Exhibit 1

KPMG LLP

Suite 900

8350 Broad Street

McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”)

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

(together, the “Specified Parties”)

Re: BX Commercial Mortgage Trust 2021-IRON – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “BX 2021-IRON Accounting Tape.xlsx” provided to us on January 28, 2021 (the “Data File”) containing information pertaining to one mortgage loan (“Mortgage Loan”) and 14 related mortgaged properties (“Mortgaged Properties”) which we were informed are to be included as collateral in the offering of the BX Commercial Mortgage Trust 2021-IRON, Commercial Mortgage Pass-Through Certificates, Series 2021-IRON. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-Off Date” means February 9, 2021, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the rate of 0.1295% provided by the Company.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.
•	The term “Provided Information” means the Data File, Loan Files, Calculation Methodology, Assumed LIBOR and Instructions.

We were instructed by the Company to perform the following agreed-upon procedures on the Mortgage Loan and the related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files. Where more than one document was indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the Provided Information and information provided to us by the Company, without verification or evaluation of such Provided Information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the Provided Information or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Provided Information or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset- backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA

January 28, 2021

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Mortgage Loan Originator	Loan Agreement
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
County	Appraisal
Market	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
General Property Type	Appraisal
Specific Property Type	Appraisal
Property Use	Appraisal
No. of Units	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll
Occupancy % Source Date	Underwritten Rent Roll
Loan Purpose (Acquisition, Refinance, Finance)	Settlement Statement
Borrower Name	Loan Agreement
Borrower Sponsor	Loan Agreement
Recourse Carveout Guarantor	Loan Agreement
Property Manager	Loan Agreement
Note Date	Loan Agreement
First Payment Date	Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement
Fully Extended Maturity Date or Anticipated Repayment Date	Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Mortgage Loan Spread	Loan Agreement
Certificate Administrator Fee Rate	The Company provided instructions to compare the attribute to the value the Company provided in an email.
Operating Advisor Fee Rate	The Company provided instructions to compare the attribute to the value the Company provided in an email.
Servicing Fee Rate	The Company provided instructions to compare the attribute to the value the Company provided in an email.
CREFC Fee Rate	The Company provided instructions to compare the attribute to the value the Company provided in an email.
Rate Type	Loan Agreement
Mortgage Rate Index	Loan Agreement
Rounding Factor	Loan Agreement
Rounding Direction	Loan Agreement
Lookback Period	Loan Agreement
LIBOR Floor %	Loan Agreement
LIBOR Cap Strike Price %	LIBOR Rate Cap Confirmation
LIBOR Cap Provider	LIBOR Rate Cap Confirmation
LIBOR Cap Description	LIBOR Rate Cap Confirmation
Interest Accrual Basis	Loan Agreement
Interest Rate Change Amount	Loan Agreement
Interest Rate Change Trigger	Loan Agreement
Original Principal Balance	Loan Agreement
Loan Level Cut-Off Date Balance	Loan Agreement
Property Level Cut-Off Date Balance	Loan Agreement
Balloon Payment	Loan Agreement
Prepayment Restriction Code	Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Partial Release and/or Prepayment Description	Loan Agreement
Amortization Term (Original)	Loan Agreement
Loan Term (Original)	Loan Agreement
Extension Options Description	Loan Agreement
IO Period	Loan Agreement
Loan Amortization Type	Loan Agreement
ARD Loan (Y/N)	Loan Agreement
Appraisal Firm	Appraisal
As-Is Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
Hypothetical As-Dark Value	Appraisal
UW In-Place Base Rent	Underwritten Cash Flows
UW Rent Steps	Underwritten Cash Flows
UW Base Rent (w/ step) PSF	Underwritten Cash Flows
UW Base Rent	Underwritten Cash Flows
UW Vacancy	Underwritten Cash Flows
UW Expense Reimbursements	Underwritten Cash Flows
UW In-Place Gross Rent	Underwritten Cash Flows
UW EGI	Underwritten Cash Flows
UW Real Estate Taxes	Underwritten Cash Flows
UW Insurance Expenses	Underwritten Cash Flows
UW Management Fee	Underwritten Cash Flows
UW G&A Expenses	Underwritten Cash Flows
UW R&M Expenses	Underwritten Cash Flows
UW Total Expenses	Underwritten Cash Flows
UW NOI	Underwritten Cash Flows
UW Replacement Reserves	Underwritten Cash Flows

ATTACHMENT A

Attribute	Source Document(s)
UW Tenant Improvements	Underwritten Cash Flows
UW Leasing Commissions	Underwritten Cash Flows
UW Total Capital Expenditures	Underwritten Cash Flows
UW NCF	Underwritten Cash Flows
Loan Cross Portfolio Name	Loan Agreement
Affiliated Sponsor (Y/N)	Loan Agreement
Lien Position	Title Policy
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Initial Expiration Date	Ground Lease
Type of Lockbox	Loan Agreement
Engineering Escrow/Deferred Maintenance	Loan Agreement, Closing Statement
Environmental Escrow	Loan Agreement, Closing Statement
Springing Environmental Escrow Description	Loan Agreement
Tax Escrow (Initial)	Loan Agreement, Closing Statement
Tax Escrow (Monthly)	Loan Agreement, Closing Statement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Initial)	Loan Agreement, Closing Statement
Insurance Escrow (Monthly)	Loan Agreement, Closing Statement
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Initial)	Loan Agreement, Closing Statement
Replacement Reserve (Monthly)	Loan Agreement, Closing Statement
Springing Replacement Reserve Description	Loan Agreement
TI/LC Reserve (Initial)	Loan Agreement, Closing Statement
TI/LC Reserve (Monthly)	Loan Agreement, Closing Statement
Springing TI/LC Reserve Description	Loan Agreement
Other Escrow I Reserve Description	Loan Agreement, Closing Statement
Other Escrow I (Initial)	Loan Agreement, Closing Statement

ATTACHMENT A

Attribute	Source Document(s)
Other Escrow I (Monthly)	Loan Agreement, Closing Statement
Springing Other Escrow I Reserve Description	Loan Agreement
Other Escrow II Reserve Description	Loan Agreement, Closing Statement
Other Escrow II (Initial)	Loan Agreement, Closing Statement
Other Escrow II (Monthly)	Loan Agreement, Closing Statement
Springing Other Escrow II Reserve Description	Loan Agreement
Pari Passu Debt (Y/N)	Loan Agreement, Promissory Note
Total Pari Passu Cut-Off Date Principal Balance	Loan Agreement, Promissory Note, Servicing Report
Existing Subordinate Secured Debt (Y/N)	Loan Agreement
Sub Sec Debt Description	Loan Agreement
Sub Sec Debt Original Principal Balance	Loan Agreement
Sub Sec Debt Cut-Off Date Principal Balance	Loan Agreement
Existing Mezzanine Debt (Y/N)	Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Loan Agreement
Existing Unsecured Debt (Y/N)	Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Loan Agreement
Future Secured Debt Permitted (Y/N)	Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Loan Agreement
Environmental Phase I Report Firm	Phase I Report
Environmental Phase I Report Date	Phase I Report
Phase II Performed	Phase II Report
Engineering Report Firm	PCA
Engineering Report Date	PCA
Seismic Report Firm	Seismic Report, PCA
Seismic Report Date	Seismic Report, PCA
Seismic PML %	Seismic Report, PCA

ATTACHMENT A

Attribute	Source Document(s)
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Seismic Report, PCA
Single-Tenant (Y/N)	Underwritten Rent Roll
Largest Tenant Name	Underwritten Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll
Largest Tenant Exp. Date	Underwritten Rent Roll
Clear Height	Appraisal
Site Area (acres)	Appraisal
Dock High Doors	Appraisal
Population - 1 mile	Appraisal
Population - 3 mile	Appraisal
Population - 5 mile	Appraisal

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Mortgage Rate multiplied by 365/360 multiplied by the Original Principal Balance divided by 12
Mortgage Rate	The sum of Mortgage Loan Spread and Assumed LIBOR.
% of Aggregate Cut-off Date Balance	Loan Level Cut-Off Date Balance divided by the aggregate Loan Level Cut-Off Date Balance
Amortization Term (Remaining)	Amortization Term (Original) minus Seasoning, but shown as IO if the Mortgage Loan is interest-only
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-Off Date
Cut-Off Date LTV Ratio	Loan Level Cut-Off Date Balance divided by As-Is Appraised Value
LTV Ratio at Maturity or ARD	Balloon Payment divided by As-Is Appraised Value
UW NCF DSCR	UW NCF divided by the product of Monthly Debt Service Amount multiplied by 12
UW NCF DSCR at Rate Cap	UW NCF divided by the product of i) sum of Mortgage Loan Spread and LIBOR Cap Strike Price %, ii) Loan Level Cut-Off Date Balance, and iii) 365/360
Cut-Off Date UW NOI Debt Yield	UW NOI divided by Loan Level Cut-Off Date Balance
Cut-Off Date UW NCF Debt Yield	UW NCF divided by Loan Level Cut-Off Date Balance
Trust Component % of Pari Passu	Loan Level Cut-Off Date Balance divided by Total Pari Passu Cut-Off Date Principal Balance, but shown as NA if there are no pari passu notes

B-1

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgaged Property and Attribute:

Loan Number	Compared Attribute or Recomputed Attribute	Company Instruction
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	Property Use	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW In-Place Base Rent	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW Rent Steps	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW Base Rent (w/ step) PSF	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW Base Rent	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW Vacancy	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW Expense Reimbursements	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW In-Place Gross Rent	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW EGI	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW Real Estate Taxes	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW Insurance Expenses	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW Management Fee	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW G&A Expenses	Provided by the Company

C-1

ATTACHMENT C

Loan Number	Compared Attribute or Recomputed Attribute	Company Instruction
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW R&M Expenses	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW Total Expenses	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW NOI	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW Replacement Reserves	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW Tenant Improvements	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW Leasing Commissions	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW Total Capital Expenditures	Provided by the Company
1.01, 1.02, 1.03, 1.04, 1.05, 1.06, 1.07, 1.08, 1.09, 1.10, 1.11, 1.12, 1.13, 1.14	UW NCF	Provided by the Company

C-2